[LOGO]    INVESTING                                            [ADDING MACHINE]
          FOR THE
          21ST
          CENTURY(R)



Semiannual Report June 30, 2001



[Photo of
 NYSE Flag]         EATON VANCE
                     BALANCED
                       FUND








                     [Photo NYSE Floor]

Eaton Vance Balanced Fund as of June 30, 2001

INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------

  The Economy

- The U.S. economy slowed further in the first half of 2001. Real gross domestic product was a weak 1.3% in the first quarter, followed by an anemic 0.7% growth rate in the second quarter. Industrial production slackened from the previous year's levels, with the technology sector plagued by sharply lower earnings and mounting job losses.

- In response to the flagging economy, the Federal Reserve embarked upon a more accommodative monetary policy. The Fed reduced its Federal Funds rate - a key short-term interest rate barometer - six times in the first half of 2001, for a total of 2.75%. In addition, in June, Congress passed the Bush Administration's Tax Relief Act, which should stimulate consumer spending.

- Amid the discouraging downward trend in corporate earnings, there are signs of a potential upturn on the horizon. While second quarter 2001 marked the fourth sequential quarterly earnings decline, downward revisions appear to have bottomed. The ratio of positive-to-negative earnings surprises rose sharply in the second quarter, according to Standard & Poor's.

  The Markets

- The stock market continued to suffer from disappointing economic news and weak corporate earnings reports, particularly in the technology and telecommunications sectors. The S&P 500 Index - a broad-based index commonly used to measure U.S. stock market performance - had a total return of -6.69% for the first half of 2001.(1)

- The bond markets rallied briefly in early 2001, in response to the Fed moves and as investors sought some refuge from the increasingly volatile equity markets. However, the markets pulled back in the spring as recession fears ebbed somewhat.

-----------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-----------------------------------------------------------------------------

The Fund
--------------------------------------------------------------------------------

  The Past Six Months

- During the six months ended June 30, 2001, the Fund's Class A shares had a total return of -1.14%.(2) This return was the result of a decrease in net asset value (NAV)to $6.01 on June 30, 2001 from $6.22 on December 31, 2000, and the reinvestment of $0.070 per share in dividends and $0.061 per share in capital gains.

- The Fund's Class B shares had a total return of -1.56%(2) during the period, the result of a decrease in NAV to $11.25 from $11.58, and the reinvestment of $0.080 per share in dividends and $0.061 per share in capital gains.

- The Fund's Class C shares had a total return of -1.54%(2) during the period, the result of a decrease in NAV to $10.77 from $11.09, and the reinvestment of $0.080 per share in dividends and $0.061 per share in capital gains.

- For comparison, during the six months ended June 30, 2001, the average return of funds in the Lipper Balanced Fund Classification was -2.54%.(1)

  Management Discussion

- To achieve its objective of providing current income and long-term growth of capital, the Fund invests between 50-70% of its assets in Capital Growth Portfolio, a diversified pool of common stocks of seasoned companies, managed by Arieh Coll. The remaining portion is invested in Investment Grade Income Portfolio, managed by Michael B. Terry.

- At June 30, 2001, the Fund had close to 70% of its assets invested in Capital Growth Portfolio. The increased focus on equities was a result of management's belief that the stock market is gearing up to regain its footing over the next 12 months, with economic news bottoming, interest rates coming down, and corporate profits perhaps poised to re-accelerate over the next year.

--------------------------------------------------------------------------------
Fund Information
as of June 30, 2001

Performance(3)                                     Class A    Class B    Class C
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            -0.81%     -1.63%     -1.62%
Five Years                                           8.28       7.37       7.12
Ten Years                                           10.45       N.A.       N.A.
Life of Fund+                                        9.89       8.48       8.10
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            -6.49%     -5.92%     -2.47%
Five Years                                           7.01       7.09       7.12
Ten Years                                            9.80       N.A.       N.A.
Life of Fund+                                        9.79       8.48       8.10
+Inception Dates - Class A: 4/1/32; Class B: 11/2/93; Class C:11/2/93

Ten Largest Equity Holdings(4)
---------------------------------------------------------
TMP Worldwide, Inc.                                  7.6%
Precision Castparts Corp.                            6.4
Hollywood Entertainment Corp.                        4.1
Dollar Tree Stores, Inc.                             3.3
ITT Educational Services, Inc.                       3.2
Gymboree Corp.                                       2.8
Barr Laboratories, Inc.                              2.8
Hotel Reservations Network, Inc.                     2.8
Varian Semiconductor Equipment Associates, Inc.      2.7
Progressive Corp.                                    2.6

(1) It is not possible to invest directly in an Index or a Lipper Classification. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
    - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Holdings and asset allocation are subject to change. Ten largest equity holdings accounted for 38.3% of Capital Growth Portfolio's net assets.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investment in Capital Growth Portfolio,
   at value
   (identified cost, $129,968,509)        $157,028,092
Investment in Investment Grade Income
   Portfolio, at value
   (identified cost, $82,970,904)           83,612,992
Receivable for Fund shares sold                879,865
------------------------------------------------------
TOTAL ASSETS                              $241,520,949
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    203,270
Payable to affiliate for Trustees' fees          2,151
Payable to affiliate for service fees              950
Accrued expenses                                59,504
------------------------------------------------------
TOTAL LIABILITIES                         $    265,875
------------------------------------------------------
NET ASSETS                                $241,255,074
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $237,702,022
Accumulated distributions in excess of
   net realized gain from Portfolios
   (computed on the basis of
   identified cost)                        (23,359,836)
Accumulated distributions in excess of
   net investment income                      (788,783)
Net unrealized appreciation from
   Portfolios (computed on the basis of
   identified cost)                         27,701,671
------------------------------------------------------
TOTAL                                     $241,255,074
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $186,254,224
SHARES OUTSTANDING                          30,987,837
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       6.01
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $6.01)       $       6.38
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 47,327,459
SHARES OUTSTANDING                           4,206,986
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      11.25
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  7,673,391
SHARES OUTSTANDING                             712,283
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.77
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
------------------------------------------------------
Interest allocated from Portfolios        $  3,272,220
Dividends allocated from Portfolio             405,080
Expenses allocated from Portfolios            (867,770)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS     $  2,809,530
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      3,165
Service fees
   Class A                                     213,576
   Class B                                     234,549
   Class C                                      39,707
Transfer and dividend disbursing
   agent fees                                   82,897
Printing and postage                            21,901
Registration fees                               17,014
Legal and accounting services                   13,358
Custodian fee                                   12,971
Miscellaneous                                   70,031
------------------------------------------------------
TOTAL EXPENSES                            $    709,169
------------------------------------------------------

NET INVESTMENT INCOME                     $  2,100,361
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolios
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(20,340,062)
------------------------------------------------------
NET REALIZED LOSS                         $(20,340,062)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 14,246,698
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 14,246,698
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (6,093,364)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (3,993,003)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 30, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      2,100,361  $       5,563,342
   Net realized gain (loss)                    (20,340,062)        47,285,758
   Net change in unrealized
      appreciation (depreciation)               14,246,698        (53,793,017)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (3,993,003) $        (943,917)
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (1,773,423) $      (4,631,771)
      Class B                                     (279,900)          (711,271)
      Class C                                      (47,038)          (108,400)
   In excess of net investment income
      Class A                                     (432,314)                --
      Class B                                      (65,821)                --
      Class C                                      (10,680)                --
   From net realized gain
      Class A                                   (1,879,764)       (43,360,161)
      Class B                                     (265,860)        (6,065,472)
      Class C                                      (43,745)        (1,404,981)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (4,798,545) $     (56,282,056)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      8,285,583  $       9,586,441
      Class B                                    2,548,314          4,719,922
      Class C                                      618,860          5,858,639
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    2,775,735         36,001,494
      Class B                                      512,507          5,955,222
      Class C                                       94,091          1,459,793
   Cost of shares redeemed
      Class A                                  (23,641,875)       (35,834,870)
      Class B                                   (5,047,614)       (19,752,402)
      Class C                                   (4,855,717)        (4,309,238)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $    (18,710,116) $       3,685,001
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (27,501,664) $     (53,540,972)
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 2001           YEAR ENDED
NET ASSETS                                (UNAUDITED)             DECEMBER 30, 2000
-----------------------------------------------------------------------------------
At beginning of period                    $          268,756,738  $     322,297,710
-----------------------------------------------------------------------------------
AT END OF PERIOD                          $          241,255,074  $     268,756,738
-----------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
-----------------------------------------------------------------------------------
AT END OF PERIOD                          $             (788,783) $              --
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         CLASS A
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001        -----------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2000(2)        1999(2)        1998         1997         1996
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  6.220          $  7.920       $  8.140      $  8.700     $  8.090     $  8.150
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.056          $  0.161       $  0.195      $  0.226     $  0.208     $  0.254
Net realized and unrealized
   gain (loss)                          (0.135)           (0.162)        (0.080)        0.901        1.492        0.821
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.079)         $ (0.001)      $  0.115      $  1.127     $  1.700     $  1.075
------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.056)         $ (0.160)      $ (0.200)     $ (0.220)    $ (0.200)    $ (0.254)
In excess of net investment
   income                               (0.014)               --             --            --           --       (0.001)
From net realized gain                  (0.061)           (1.539)        (0.135)       (1.467)      (0.890)      (0.880)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.131)         $ (1.699)      $ (0.335)     $ (1.687)    $ (1.090)    $ (1.135)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  6.010          $  6.220       $  7.920      $  8.140     $  8.700     $  8.090
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (1.14)%           (0.11)%         1.45%        13.43%       21.60%       13.61%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $186,254          $205,944       $244,507      $270,277     $263,730     $240,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.16%(5)          1.11%          0.97%         0.98%        0.97%        0.93%
   Net investment income                  1.95%(5)          2.10%          2.45%         2.45%        2.35%        3.03%
Portfolio Turnover of the
   Balanced Portfolio                       --                60%(6)         33%           49%          37%          64%
Portfolio Turnover of the
   Capital Growth Portfolio                135%              271%(7)         --            --           --           --
Portfolio Turnover of the
   Investment Grade Income
   Portfolio                                23%               47%(7)         --            --           --           --
------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the six months ended June 30, 2001 was a decrease in net investment income per share of $0.006, an increase in net realized and unrealized gain and (loss) per share of $0.006 and a decrease in the ratio of net investment income to average net assets from 2.13% to 1.95%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
 (5)  Annualized.
 (6)  For the period from January 1, 2000 to March 6, 2000.
 (7) For the period from the start of business, March 7, 2000 to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CLASS B
                                  -----------------------------------------------------------
                                  SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001        --------------------------------------
                                  (UNAUDITED)(1)(2)      2000(2)        1999(2)        1998
---------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $11.580           $13.410        $13.680      $13.680
---------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------
Net investment income                  $ 0.065           $ 0.172        $ 0.221      $ 0.231
Net realized and unrealized
   gain (loss)                          (0.254)           (0.298)        (0.121)       1.451
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.189)          $(0.126)       $ 0.100      $ 1.682
---------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------
From net investment income             $(0.065)          $(0.165)       $(0.234)     $(0.215)
In excess of net investment
   income                               (0.015)               --         (0.001)          --
From net realized gain                  (0.061)           (1.539)        (0.135)      (1.467)
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.141)          $(1.704)       $(0.370)     $(1.682)
---------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $11.250           $11.580        $13.410      $13.680
---------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (1.56)%           (1.00)%         0.74%       12.59%
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $47,327           $50,818        $67,207      $72,836
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.92%(5)          1.89%          1.78%        1.81%
   Net investment income                  1.19%(5)          1.31%          1.64%        1.62%
Portfolio Turnover of the
   Balanced Portfolio                       --                60%(6)         33%          49%
Portfolio Turnover of the
   Capital Growth Portfolio                135%              271%(7)         --           --
Portfolio Turnover of the
   Investment Grade Income
   Portfolio                                23%               47%(7)         --           --
---------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the six months ended June 30, 2001 was a decrease in net investment income per share of $0.009, an increase in net realized and unrealized gain and (loss) per share of $0.009 and a decrease in the ratio of net investment income to average net assets from 1.37% to 1.19%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
 (5)  Annualized.
 (6)  For the period from January 1, 2000 to March 6, 2000.
 (7) For the period from the start of business, March 7, 2000 to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CLASS C
                                  -----------------------------------------------------------
                                  SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001        --------------------------------------
                                  (UNAUDITED)(1)(2)      2000(2)        1999(2)        1998
---------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $11.090           $12.900        $13.170      $13.240
---------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------
Net investment income                  $ 0.065           $ 0.164        $ 0.205      $ 0.216
Net realized and unrealized
   gain (loss)                          (0.244)           (0.280)        (0.130)       1.401
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.179)          $(0.116)       $ 0.075      $ 1.617
---------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------
From net investment income             $(0.065)          $(0.155)       $(0.210)     $(0.220)
In excess of net investment
   income                               (0.015)               --             --           --
From net realized gain                  (0.061)           (1.539)        (0.135)      (1.467)
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.141)          $(1.694)       $(0.345)     $(1.687)
---------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.770           $11.090        $12.900      $13.170
---------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (1.54)%           (0.97)%         0.58%       12.51%
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 7,673           $11,994        $10,584      $10,742
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.93%(5)          1.92%          1.84%        1.85%
   Net investment income                  1.19%(5)          1.30%          1.58%        1.58%
Portfolio Turnover of the
   Balanced Portfolio                       --                60%(6)         33%          49%
Portfolio Turnover of the
   Capital Growth Portfolio                135%              271%(7)         --           --
Portfolio Turnover of
   Investment Grade Income
   Portfolio                                23%               47%(7)         --           --
---------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the six months ended June 30, 2001 was a decrease in net investment income per share of $0.006, an increase in net realized and unrealized gain and (loss) per share of $0.006 and a decrease in the ratio of net investment income to average net assets from 1.36% to 1.19%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
 (5)  Annualized.
 (6)  For the period from January 1, 2000 to March 6, 2000.
 (7) For the period from the start of business, March 7, 2000 to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in two Portfolios, Capital Growth Portfolio and Investment Grade Income Portfolio (the Portfolios), which are New York trusts. The investment objectives and policies of the two Portfolios together are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Capital Growth Portfolio and the Investment Grade Income Portfolio (90.9% and 82.7%, respectively, at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the portfolios of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuations of securities by the Portfolios are discussed in Note 1A of each Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. Effective January 1, 2001, the Investment Grade Income Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on all fixed-income securities. The cumulative effect of this accounting change had no impact on the Fund's net assets, but resulted in a $279,968 reduction in cost of investment in the Portfolio and a corresponding $279,968 increase to unrealized appreciation.

   The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $207,177, increase net realized gain by $366,074 and decrease net unrealized appreciation by $158,521.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolios (less the Fund's direct expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the same class of

EATON VANCE BALANCED FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only, are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2000
    -----------------------------------------------------------------------------
    Sales                                            1,419,411          1,252,899
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       488,863          5,638,154
    Redemptions                                     (4,019,288)        (4,660,435)
    -----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                         (2,111,014)         2,230,618
    -----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2000
    -----------------------------------------------------------------------------
    Sales                                              232,027            367,476
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        48,197            503,973
    Redemptions                                       (463,268)        (1,494,624)
    -----------------------------------------------------------------------------
    NET DECREASE                                      (183,044)          (623,175)
    -----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2000
    -----------------------------------------------------------------------------
    Sales                                               59,347            470,792
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         9,199            129,482
    Redemptions                                       (437,558)          (339,157)
    -----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (369,012)           261,117
    -----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,201 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2001.

   Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6)

EATON VANCE BALANCED FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $175,912 and $29,780 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2001, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $1,340,000 and $1,247,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investments dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. The Trustees approved quarterly service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares on or after October 12, 1999, and 0.25% per annum for shares sold prior thereto and outstanding for at least one year. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2001 amounted to $213,576, $58,637, and $9,927 for Class A, Class B, and Class C shares, respectively.
6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $34,000 and $400 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Capital Growth Portfolio for the six months ended June 30, 2001, aggregated $14,972,177 and $17,550,166, respectively. Increases and decreases in the Fund's investment in the Investment Grade Income Portfolio for the six months ended June 30, 2001, aggregated $489,552 and $22,902,288, respectively.

8 Investment in Portfolios
-------------------------------------------
   For the six months ended June 30, 2001, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

                                                CAPITAL      INVESTMENT
                                                 GROWTH     GRADE INCOME
                                               PORTFOLIO     PORTFOLIO       TOTAL
    ----------------------------------------------------------------------------------
    Interest income                           $    154,311   $3,117,909   $  3,272,220
    Dividend income                                405,080           --        405,080
    Expenses                                      (508,487)    (359,283)      (867,770)
    ----------------------------------------------------------------------------------
    NET INVESTMENT INCOME                     $     50,904   $2,758,626   $  2,809,530
    ----------------------------------------------------------------------------------
    Net realized gain (loss) --
       Investment transactions (identified
        cost basis)                           $(21,016,154)  $  676,092   $(20,340,062)
    ----------------------------------------------------------------------------------
    Change in unrealized
     Appreciation (depreciation) --
       Investments                            $ 13,717,604   $  529,094   $ 14,246,698
    ----------------------------------------------------------------------------------

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 106.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 7.6%
-----------------------------------------------------------------------
TMP Worldwide, Inc.(1)                        222,900      $ 13,168,932
-----------------------------------------------------------------------
                                                           $ 13,168,932
-----------------------------------------------------------------------
Advertising and Marketing Services -- 0.8%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                          52,580      $  1,381,277
-----------------------------------------------------------------------
                                                           $  1,381,277
-----------------------------------------------------------------------
Aerospace and Defense -- 0.4%
-----------------------------------------------------------------------
DONCASTERS plc ADR(1)                          25,700      $    705,208
-----------------------------------------------------------------------
                                                           $    705,208
-----------------------------------------------------------------------
Apparel -- 4.9%
-----------------------------------------------------------------------
Abercrombie & Fitch Co.(1)                     35,000      $  1,561,000
Gymboree Corp.(1)                             578,000         4,797,400
NIKE, Inc.                                     50,000         2,100,000
-----------------------------------------------------------------------
                                                           $  8,458,400
-----------------------------------------------------------------------
Biotechnology -- 0.7%
-----------------------------------------------------------------------
CV Therapeutics, Inc.(1)                       19,800      $  1,129,590
-----------------------------------------------------------------------
                                                           $  1,129,590
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.4%
-----------------------------------------------------------------------
Pegasus Communications Corp.(1)                10,000      $    173,400
Radio One, Inc.(1)                             70,000         1,551,900
Shaw Communications, Inc.                      29,250           694,395
-----------------------------------------------------------------------
                                                           $  2,419,695
-----------------------------------------------------------------------
Communications Services -- 1.2%
-----------------------------------------------------------------------
Sprint Corp. (PCS Group)(1)                    65,000      $  1,569,750
WebEx Communications, Inc.(1)                  22,000           586,520
-----------------------------------------------------------------------
                                                           $  2,156,270
-----------------------------------------------------------------------
Computer Equipment -- 1.2%
-----------------------------------------------------------------------
Palm, Inc.(1)                                 352,000      $  2,133,120
-----------------------------------------------------------------------
                                                           $  2,133,120
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Computer Services -- 0.4%
-----------------------------------------------------------------------
TALX Corp.(1)                                  17,500      $    614,250
-----------------------------------------------------------------------
                                                           $    614,250
-----------------------------------------------------------------------
Computer Software -- 3.8%
-----------------------------------------------------------------------
Compuware Corp.(1)                             60,500      $    831,270
Legato Systems, Inc.(1)                        99,000         1,571,130
Microsoft Corp.(1)                             51,700         3,725,502
NetIQ Corp.(1)                                 15,500           484,685
-----------------------------------------------------------------------
                                                           $  6,612,587
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.3%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                   99,350      $  2,225,440
-----------------------------------------------------------------------
                                                           $  2,225,440
-----------------------------------------------------------------------
Drugs -- 2.3%
-----------------------------------------------------------------------
Biovail Corp.(1)                               42,000      $  1,827,000
XOMA Ltd.(1)                                  129,000         2,200,740
-----------------------------------------------------------------------
                                                           $  4,027,740
-----------------------------------------------------------------------
Education -- 3.2%
-----------------------------------------------------------------------
ITT Educational Services, Inc.(1)             126,000      $  5,605,740
-----------------------------------------------------------------------
                                                           $  5,605,740
-----------------------------------------------------------------------
Financial -- 1.4%
-----------------------------------------------------------------------
MGIC Investment Corp.                          32,200      $  2,340,940
-----------------------------------------------------------------------
                                                           $  2,340,940
-----------------------------------------------------------------------
Financial Services - Miscellaneous -- 1.3%
-----------------------------------------------------------------------
H&R Block, Inc.                                35,000      $  2,259,250
-----------------------------------------------------------------------
                                                           $  2,259,250
-----------------------------------------------------------------------
Insurance -- 3.6%
-----------------------------------------------------------------------
Progressive Corp.                              33,500      $  4,528,530
Radian Group, Inc.                             40,000         1,627,600
-----------------------------------------------------------------------
                                                           $  6,156,130
-----------------------------------------------------------------------
Internet -- 0.5%
-----------------------------------------------------------------------
Yahoo!, Inc.(1)                                40,000      $    782,000
-----------------------------------------------------------------------
                                                           $    782,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 1.2%
-----------------------------------------------------------------------
WatchGuard Technologies, Inc.(1)              210,000      $  2,049,600
-----------------------------------------------------------------------
                                                           $  2,049,600
-----------------------------------------------------------------------
Investment Services -- 0.6%
-----------------------------------------------------------------------
Stilwell Financial, Inc.                       30,000      $  1,006,500
-----------------------------------------------------------------------
                                                           $  1,006,500
-----------------------------------------------------------------------
Lodging and Hotels -- 2.8%
-----------------------------------------------------------------------
Hotel Reservations Network, Inc.(1)            96,000      $  4,764,480
-----------------------------------------------------------------------
                                                           $  4,764,480
-----------------------------------------------------------------------
Machinery -- 0.3%
-----------------------------------------------------------------------
Global Power Equipment Group, Inc.(1)           1,100      $     31,405
Harnischfeger Industries, Inc.                 26,300           419,277
-----------------------------------------------------------------------
                                                           $    450,682
-----------------------------------------------------------------------
Manufactured Housing -- 5.9%
-----------------------------------------------------------------------
Champion Enterprises, Inc.(1)                 280,000      $  3,186,400
Clayton Homes, Inc.                            10,000           157,200
Fleetwood Enterprises, Inc.                   294,000         4,139,520
Monaco Coach Corp.(1)                          83,700         2,699,325
-----------------------------------------------------------------------
                                                           $ 10,182,445
-----------------------------------------------------------------------
Medical Products -- 3.7%
-----------------------------------------------------------------------
Becton, Dickinson & Co.                        77,000      $  2,755,830
Bergen Brunswig Corp.                          78,000         1,544,400
Novoste Corp.(1)                               80,000         2,040,000
-----------------------------------------------------------------------
                                                           $  6,340,230
-----------------------------------------------------------------------
Metals - Industrial -- 7.0%
-----------------------------------------------------------------------
North American Palladium Ltd.(1)               52,200      $    412,380
Precision Castparts Corp.                     294,000        11,001,480
RTI International Metals, Inc.(1)              40,000           608,000
-----------------------------------------------------------------------
                                                           $ 12,021,860
-----------------------------------------------------------------------
Mining - Coal -- 1.1%
-----------------------------------------------------------------------
Arch Coal, Inc.                                74,750      $  1,933,782
-----------------------------------------------------------------------
                                                           $  1,933,782
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.0%
-----------------------------------------------------------------------
El Paso Corp.                                  34,000      $  1,786,360
-----------------------------------------------------------------------
                                                           $  1,786,360
-----------------------------------------------------------------------
Pharmaceuticals - Generic -- 5.3%
-----------------------------------------------------------------------
Andrx Group(1)                                 58,600      $  4,446,568
Barr Laboratories, Inc.(1)                     67,900         4,780,160
-----------------------------------------------------------------------
                                                           $  9,226,728
-----------------------------------------------------------------------
REITS -- 0.1%
-----------------------------------------------------------------------
Pinnacle Holdings, Inc.(1)                     28,800      $    155,520
-----------------------------------------------------------------------
                                                           $    155,520
-----------------------------------------------------------------------
Retail -- 8.9%
-----------------------------------------------------------------------
Barnes & Noble, Inc.(1)                        58,300      $  2,294,105
Dollar Tree Stores, Inc.(1)                   205,500         5,659,470
Hollywood Entertainment Corp.(1)              870,000         7,038,300
PETsMART, Inc.(1)                              20,000           130,400
Restoration Hardware, Inc.(1)                  50,000           282,500
-----------------------------------------------------------------------
                                                           $ 15,404,775
-----------------------------------------------------------------------
Retail - Electronics -- 1.2%
-----------------------------------------------------------------------
Ultimate Electronics, Inc.(1)                  61,500      $  2,017,200
-----------------------------------------------------------------------
                                                           $  2,017,200
-----------------------------------------------------------------------
Retail - Restaurants -- 1.5%
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                    60,000      $  1,731,600
Tricon Global Restaurants, Inc.(1)             20,000           879,800
-----------------------------------------------------------------------
                                                           $  2,611,400
-----------------------------------------------------------------------
Retail - Speciality -- 0.3%
-----------------------------------------------------------------------
NBTY, Inc.(1)                                  40,000      $    476,000
-----------------------------------------------------------------------
                                                           $    476,000
-----------------------------------------------------------------------
Satellite TV -- 0.9%
-----------------------------------------------------------------------
Echostar Communications Corp.(1)               50,000      $  1,576,500
-----------------------------------------------------------------------
                                                           $  1,576,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Semiconductor Equipment -- 11.2%
-----------------------------------------------------------------------
ASM International NV(1)                       216,000      $  4,256,280
Bell Microproducts, Inc.(1)                    50,000           515,000
CoorsTek, Inc.(1)                              34,500         1,314,450
FEI Co.(1)                                     24,970           977,076
LTX Corp.(1)                                  150,000         3,849,000
Teradyne, Inc.(1)                              38,500         1,367,135
Therma-Wave, Inc.(1)                          121,000         2,299,000
Varian Semiconductor Equipment
Associates, Inc.(1)                           117,000         4,750,200
-----------------------------------------------------------------------
                                                           $ 19,328,141
-----------------------------------------------------------------------
Semiconductors -- 11.6%
-----------------------------------------------------------------------
Analog Devices, Inc.(1)                        82,000      $  3,620,300
Cirrus Logic, Inc.(1)                          33,000           759,990
Elantec Semiconductor, Inc.(1)                 95,000         3,182,500
Integrated Device Technology, Inc.(1)          70,400         2,133,120
Lattice Semiconductor Corp.(1)                131,000         3,237,010
Microsemi Corp.(1)                             13,200           935,880
Semtech Corp.(1)                              127,000         4,055,110
SIPEX Corp.(1)                                204,000         2,182,800
-----------------------------------------------------------------------
                                                           $ 20,106,710
-----------------------------------------------------------------------
Tobacco -- 3.9%
-----------------------------------------------------------------------
DIMON, Inc.                                   100,000      $  1,000,000
Philip Morris Co., Inc.                        79,000         3,890,750
Standard Commercial Corp.                     110,000         1,932,700
-----------------------------------------------------------------------
                                                           $  6,823,450
-----------------------------------------------------------------------
Toys -- 0.6%
-----------------------------------------------------------------------
JAKKS Pacific, Inc.(1)                         58,000      $  1,076,480
-----------------------------------------------------------------------
                                                           $  1,076,480
-----------------------------------------------------------------------
Transportation -- 0.2%
-----------------------------------------------------------------------
CNF, Inc.                                      10,000      $    282,500
-----------------------------------------------------------------------
                                                           $    282,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Wireless Communication Services -- 1.1%
-----------------------------------------------------------------------
Nextel Communications, Inc.(1)                 30,000      $    520,200
Western Wireless Corp.(1)                      34,000         1,417,800
-----------------------------------------------------------------------
                                                           $  1,938,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $154,040,270)                          $183,735,912
-----------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 0.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Information Technology Services -- 0.1%
-----------------------------------------------------------------------
Exodus Communications, Inc., Sr. Notes,
11.625%, 7/15/10                             $    500      $    175,000
-----------------------------------------------------------------------
                                                           $    175,000
-----------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $176,250)                              $    175,000
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 0.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Household Finance Corp., 4.14%, 7/2/01       $  1,648      $  1,647,621
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $1,647,621)                         $  1,647,621
-----------------------------------------------------------------------
Total Investments -- 107.4%
   (identified cost $155,864,141)                          $185,558,533
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (7.4)%                   $(12,808,258)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $172,750,275
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $155,864,141)                          $185,558,533
Cash                                             1,425
Receivable for investments sold              4,700,951
Interest and dividends receivable              111,537
Prepaid expenses                                 1,221
------------------------------------------------------
TOTAL ASSETS                              $190,373,667
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $ 17,590,122
Payable to affiliate for Trustees' fees          4,801
Accrued expenses                                28,469
------------------------------------------------------
TOTAL LIABILITIES                         $ 17,623,392
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $172,750,275
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $143,055,883
Net unrealized appreciation (computed on
   the basis of identified cost)            29,694,392
------------------------------------------------------
TOTAL                                     $172,750,275
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $71)     $    440,190
Interest                                       168,535
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    608,725
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    476,340
Trustees' fees and expenses                     10,550
Custodian fee                                   48,410
Legal and accounting services                   13,288
Miscellaneous                                    2,690
------------------------------------------------------
TOTAL EXPENSES                            $    551,278
------------------------------------------------------

NET INVESTMENT INCOME                     $     57,447
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(23,180,808)
------------------------------------------------------
NET REALIZED LOSS                         $(23,180,808)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 16,220,852
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 16,220,852
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (6,959,956)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (6,902,509)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000(1)
------------------------------------------------------------------------------------
From operations --
   Net investment income                  $         57,447  $                434,173
   Net realized gain (loss)                    (23,180,808)                5,248,017
   Net change in unrealized
      appreciation (depreciation)               16,220,852               (16,356,471)
------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (6,902,509) $            (10,674,281)
------------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Balanced Fund                       $             --  $            196,706,145
   Contributions                                26,549,258                15,519,393
   Withdrawals                                 (18,022,365)              (30,525,376)
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      8,526,893  $            181,700,162
------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      1,624,384  $            171,025,881
------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------
At beginning of period                    $    171,125,891  $                100,010
------------------------------------------------------------------------------------
AT END OF PERIOD                          $    172,750,275  $            171,125,891
------------------------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    PERIOD ENDED
                                  JUNE 30, 2001       DECEMBER 31,
                                  (UNAUDITED)         2000(1)
------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.73%(2)          0.72%(2)
   Net investment income                  0.08%(2)          0.29%(2)
Portfolio Turnover                         135%              271%
------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $172,750          $171,126
------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2001, $975 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the six months ended June 30, 2001, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $476,340. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $226,798,910 and $207,882,617, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $155,864,141
    ------------------------------------------------------
    Gross unrealized appreciation             $ 31,617,249
    Gross unrealized depreciation               (1,922,857)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 29,694,392
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2001.

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS -- 61.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Air Products and Chemicals, Inc., MTN,
7.34%, 6/15/26                                $2,150       $  2,274,743
Albertson's, Inc., MTN, 6.56%, 7/26/27           100             96,927
Allegiance Corp., 7.00%, 10/15/26                200            205,894
Ameritech Capital Funding,
5.95%, 1/15/38                                   100            100,013
Associates Corp., N.A., 5.96%, 5/15/37            30             30,448
Baltimore Gas and Electric, MTN,
6.75%, 6/5/12                                    500            516,550
Baltimore Gas and Electric, MTN,
6.73%, 6/12/12                                   500            514,600
BellSouth Capital Funding,
6.04%, 11/15/26                                1,595          1,606,883
Beneficial Corp., 8.40%, 5/15/08                 330            359,485
BHP Finance, 6.42%, 3/1/26                       130            132,003
Coca-Cola Enterprises, 6.70%, 10/15/36           130            133,919
Coca-Cola Enterprises, 7.00%, 10/1/26            100            104,563
Commercial Credit Corp., 6.625%, 6/1/15        1,190          1,212,991
Commercial Credit Corp., 7.875%, 2/1/25        2,000          2,183,760
Commercial Credit Corp., 8.70%, 6/15/10          100            113,316
Eaton Corp., 6.50%, 6/1/25                       400            399,356
Eaton Corp., 8.875%, 6/15/19                   1,325          1,489,486
First Union Corp., 6.55%, 10/15/35               175            178,626
First Union Corp., 6.824%, 8/1/26                 25             25,894
First Union National Bank of Florida,
6.18%, 2/15/36                                   150            149,832
General Motors Acceptance Corp.,
8.875%, 6/1/10                                 2,150          2,415,245
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                 3,090          3,303,241
Hertz Corp., 6.30%, 11/15/06                     355            360,836
IBM Corp., 6.22%, 8/1/27                          65             66,180
Ingersoll-Rand, 6.391%, 11/15/27                  50             50,504
Ingersoll-Rand, MTN, 6.015%, 2/15/28              95             95,523
Inter-American Development Bank,
6.95%, 8/1/26                                    220            234,018
Inter-American Development Bank,
8.40%, 9/1/09                                  3,690          4,203,316
ITT Corp., 8.55%, 6/15/09                        450            470,434
Johnson Controls, 7.70%, 3/1/15                3,000          3,196,860
Lehman Brothers, Inc., 7.50%, 8/1/26             100            104,182
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37        $5,000       $  5,196,950
MCI Communications Corp.,
7.125%, 6/15/27                                   25             25,316
Mead Corp., 6.84%, 3/1/37                      2,000          1,990,060
Merck & Co., Inc., MTN, 5.76%, 5/3/37            160            161,942
Motorola, Inc., 6.50%, 9/1/25                  1,610          1,501,905
National Fuel Gas Co., MTN,
6.214%, 8/12/27                                3,460          3,506,537
NBD Bank N.A., 8.25%, 11/1/24                    185            206,810
Oklahoma Gas & Electric, 6.50%, 7/15/17           50             50,977
Potomac Electric Power, 6.25%, 10/15/07           35             35,475
Procter & Gamble Co., 8.00%, 9/1/24            3,000          3,448,110
Regions Financial Corp., 7.75%, 9/15/24        1,000          1,052,690
State Street Bank, 7.35%, 6/15/26              2,450          2,606,236
Tennessee Valley Authority,
5.88%, 4/1/36                                  3,350          3,409,999
Times Mirror Co., 6.61%, 9/15/27               3,250          3,300,180
Tribune Co., MTN, 6.25%, 11/10/26              1,000          1,003,930
TRW, Inc., MTN, 9.35%, 6/4/20                  1,395          1,531,180
Washington Gas Light Co., MTN,
7.50%, 4/1/30                                  2,000          2,102,360
Washington Gas Light Co., MTN,
6.62%, 10/23/26                                  200            203,888
Willamette Industries, 7.35%, 7/1/26           4,075          4,186,574
-----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $61,275,918)                          $ 61,850,747
-----------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 1.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
FHLMC, PAC CMO, Series 2174-PA,
6.50%, 3/15/22                                $  443       $    453,127
FHLMC, PAC CMO, Series 41-F,
10.00%, 5/15/20                                  527            553,000
FNMA, PAC CMO, Series 1990 24-E,
9.00%, 3/25/20                                   136            137,506
FNMA, PAC CMO, Series 1992 64-H,
7.50%, 9/25/06                                   459            461,011
-----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost, $1,567,983)                           $  1,604,644
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

U.S. TREASURY OBLIGATIONS -- 8.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Bond, 7.25%, 8/15/22            $1,000       $  1,159,920
U.S. Treasury Bond, 6.00%, 2/15/26             1,000          1,011,950
U.S. Treasury Bond, 7.50%, 11/15/16            2,000          2,331,080
U.S. Treasury Note, 4.75%, 11/15/08            2,000          1,931,080
U.S. Treasury Note, 6.50%, 2/15/10             2,000          2,148,580
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $8,451,890)                           $  8,582,610
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 11.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
CIT Group Holdings, 4.14%, 7/2/01             $4,000       $  3,999,080
General Electric Capital Corp.,
4.10%, 7/2/01                                  3,628          3,627,174
Household Finance Corp., 4.14%, 7/2/01         4,000          3,999,080
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $11,625,334)                        $ 11,625,334
-----------------------------------------------------------------------
Total Investments -- 82.8%
   (identified cost $82,921,125)                           $ 83,663,335
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 17.2%                    $ 17,409,791
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $101,073,126
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $82,921,125)                           $ 83,663,335
Cash                                             4,061
Receivable for investments sold             15,932,502
Interest receivable                          1,504,550
Prepaid expenses                                   693
------------------------------------------------------
TOTAL ASSETS                              $101,105,141
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      4,800
Accrued expenses                                27,215
------------------------------------------------------
TOTAL LIABILITIES                         $     32,015
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $101,073,126
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $100,330,912
Net unrealized appreciation (computed on
   the basis of identified cost)               742,214
------------------------------------------------------
TOTAL                                     $101,073,126
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
----------------------------------------------------
Interest                                  $3,540,171
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $3,540,171
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  347,853
Trustees' fees and expenses                   12,325
Custodian fee                                 30,060
Legal and accounting services                 17,845
Miscellaneous                                  1,524
----------------------------------------------------
TOTAL EXPENSES                            $  409,607
----------------------------------------------------

NET INVESTMENT INCOME                     $3,130,564
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  818,477
----------------------------------------------------
NET REALIZED GAIN                         $  818,477
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  500,381
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  500,381
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $1,318,858
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $4,449,422
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000(1)
------------------------------------------------------------------------------------
From operations --
   Net investment income                  $      3,130,564  $              5,435,758
   Net realized gain (loss)                        818,477                (1,884,764)
   Net change in unrealized
      appreciation (depreciation)                  500,381                 4,950,204
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      4,449,422  $              8,501,198
------------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Balanced Fund                       $             --  $            112,515,428
   Contributions                                13,669,264                 9,048,328
   Withdrawals                                 (25,169,690)              (22,040,834)
------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (11,500,426) $             99,522,922
------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (7,051,004) $            108,024,120
------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------
At beginning of period                    $    108,124,130  $                100,010
------------------------------------------------------------------------------------
AT END OF PERIOD                          $    101,073,126  $            108,124,130
------------------------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    PERIOD ENDED
                                  JUNE 30, 2001       DECEMBER 31,
                                  (UNAUDITED)(1)      2000(2)
------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.74%(3)          0.74%(3)
   Net investment income                  5.68%(3)          6.34%(3)
Portfolio Turnover                          23%               47%
------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $101,073          $108,124
------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiumon fixed income securities. The effect of this change for the six months ended June 30, 2001 was a decrease in the ratio of net investment income to average net assets from 6.12% to 5.68%. Ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) For the period from the start of business, March 7, 2000 to December 31, 2000.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Effective January 1, 2001, the Portfolio adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on all fixed-income securities. Prior to January 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $330,342 reduction in cost of securities and a corresponding $330,342 increase in net unrealized appreciation, based on securities held by the Portfolio on December 31, 2000.

   The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $245,131, increase net realized gain by $441,176 and decrease net unrealized appreciation by $196,045.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2001, $356 in credit balances were used to reduce the Portfolios' custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the six months ended June 30, 2001, the fee was equivalent to 0.625% (annualized) of the Portfolio's average net assets for such period and amounted to $347,853. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $4,237,883 and $12,564,381, respectively. Purchases and sales of U.S. Government agency securities aggregated $19,423,611 and $41,525,803, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $83,055,422
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,398,531
    Gross unrealized depreciation                (790,618)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   607,913
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2001.

6 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on March, 7, 2000, Eaton Vance Balanced Fund, pursuant to an Agreement and Plan of Reorganization dated February 29, 2000, contributed to the Portfolio net assets of $112,515,428, in exchange for an interest therein, including $5,038,713 of net unrealized depreciation. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE BALANCED FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA Shool of Law

Jack L. Treynor
Investment Adviser and Consultant

CAPITAL GROWTH PORTFOLIO
INVESTMENT GRADE INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager
of Capital
Growth Portfolio

Michael B. Terry
Vice President and
Portfolio Manager of
Investment Grade
Income Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA Shool of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF CAPITAL GROWTH PORTFOLIO
AND INVESTMENT GRADE INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE BALANCED FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



                                   EATON VANCE FUNDS
                                EATON VANCE MANAGEMENT
                            BOSTON MANAGEMENT AND RESEARCH
                            EATON VANCE DISTRIBUTORS, INC.

                                    PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                              1-800-262-1122


EATON VANCE  BALANCED FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

162-8/01                                                                 BALSRC